Summary of Other Assets (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Security deposit		$ 420	$ 110
Prepaid insurance		504	529
Unamortized debt cost		216
Total other assets	$ 1,041	$ 1,140	$ 639